INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Electronic components	$ 19,468	$ 17,504
Finished goods	13,347	18,830
Inventories	$ 32,815	$ 36,334